SHAREHOLDERS' EQUITY (Schedule of Stock-Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 221,391	$ 147,313	$ 109,337
Cost of Sales [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	15,462	9,127	5,854
Research and Development Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	70,020	76,883	56,161
Selling and Marketing Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	33,853	22,845	18,458
General and Administrative Expense [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 102,056	$ 38,458	$ 28,864